Assets held for sale and liabilities of disposal groups held for sale - Narrative (Details) € in Millions, £ in Millions			3 Months Ended	6 Months Ended			12 Months Ended	25 Months Ended
		Sep. 30, 2022 GBP (£)	Jun. 30, 2023 GBP (£)	Jun. 30, 2023 GBP (£)	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 GBP (£)	Dec. 31, 2022 GBP (£)	Jan. 01, 2024 EUR (€)	Jun. 14, 2023 EUR (€)	Dec. 31, 2021 GBP (£)
Disclosure of detailed information about business combination [line items]
Losses recognised on assets held for sale	[1],[2]			£ 1,737		£ (219)
Deferred tax liabilities			£ 3	3			£ 3			£ 5
Deposits by banks			24,567	24,567			20,836			£ 32,188
Discontinued operations
Disclosure of detailed information about business combination [line items]
Deposits by banks			1,150	1,150
France retail business
Disclosure of detailed information about business combination [line items]
Losses recognised on assets held for sale		£ (1,700)
Loans and receivables | €									€ 7,000
Profit Participation | €								€ 1,768
Deferred tax liabilities			300	300
France retail business | Forecast
Disclosure of detailed information about business combination [line items]
Losses recognised on assets held for sale				(1,700)	€ (2,000)
Branch operations in Greece
Disclosure of detailed information about business combination [line items]
Impairment loss			100
Branch operations in Greece | Discontinued operations
Disclosure of detailed information about business combination [line items]
Loans and advances to banks and customers, not at FV			200	200
Deposits by banks			£ 1,146	£ 1,146
Russia disposal group
Disclosure of detailed information about business combination [line items]
Impairment loss							£ 200
HSBC Continental Europe | HSBC SFH (France)
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary				100.00%	100.00%
HSBC Continental Europe | Credit Logement
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary				3.00%	3.00%

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts‘, which replaced IFRS 4 ‘Insurance Contracts‘. Comparative data have been restated accordingly.
[2]	Reversal of the £1.7bn impairment loss relating to the planned sale of the retail banking operations in France, recognised in 3Q22, which is no longer classified as held for sale.